SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development and advertising costs, Start-up costs, Government grants, Capitalized interest and Debt issuance cost (Details) - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Research and development and advertising costs
Research and development expenses	¥ 9,100	¥ 3,554	¥ 1,597
Advertising costs	8,942	4,128	2,363
Capitalized interest
Total interest costs	324,085	138,260	136,458
Less: interest costs capitalized	(58,851)	(11,359)	(4,550)
Interest expenses	265,234	126,901	131,908
Other long-term liabilities
Government grants
Deferred government grants	14,051	16,268
General and administrative expenses
Start-up costs
Pre-operating or start-up costs incurred prior to operating a new data center	12,976	25,659	¥ 16,217
ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs | Adjustment
Debt issuance cost
Debt issuance costs	¥ 74,246	¥ 23,908